Subsequent Events (Predecessor) (Details)	Jul. 28, 2022 USD ($) Installment	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Secured Debt [Abstract]
Balance outstanding		$ 63,947,000	$ 42,606,000
United Maritime Predecessor [Member]
Secured Debt [Abstract]
Balance outstanding				$ 4,870,701	$ 5,380,744
United Maritime Predecessor [Member] | Entrust Facility [Member]
Secured Debt [Abstract]
Balance outstanding	$ 14,000,000
Maturity date	Feb. 01, 2024
Fixed interest rate	7.90%
Number of consecutive payment installments | Installment	3
Installment payment	$ 1,000,000
Balloon payment	$ 11,000,000